MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-   TWO WORLD TRADE CENTER, NEW
CAP FUND                                          YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MAY 31, 1998

DEAR SHAREHOLDER:

The fiscal year ended May 31, 1998 saw some exciting changes for Morgan Stanley Dean Witter International SmallCap Fund. On December 1, 1997, Morgan Stanley Asset Management Inc. (an affiliate of Morgan Stanley Dean Witter Advisors Inc.) began acting as sub-advisor to the Fund. In addition, the management agreement with Morgan Stanley Dean Witter Advisors Inc. was amended to reduce the overall annual management fee charged to the Fund from 1.25 percent of the Fund's daily net assets to 1.15 percent of the Fund's daily net assets.

In conjunction with these positive changes, the Fund's performance has improved dramatically. Since the sub-advisor change on December 1 through the fiscal year-end, the Fund's Class B shares have returned 12.39 percent. Positive market trends in recent months contributed to the Fund's improved performance. For the past few years, international small-cap stocks have underperformed their larger-cap counterparts. However, during the first five months of 1998 this trend seems to have reversed itself. From the beginning of the calendar year through May 31 the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index outperformed the MSCI EAFE Large Cap Index by 3.4 percent.

PERFORMANCE

Although performance rebounded during the second half of the fiscal year, its first-half performance dampened the Fund's fiscal-year-end numbers. During the fiscal year ended May 31, 1998, Morgan Stanley Dean Witter International SmallCap Fund's Class B shares returned (1.35) percent versus (11.74) percent for the MSCI EAFE Small Cap Index, (0.85) percent for the NatWest Markets Euro-Pacific Small Cap Index and 16.04 percent for the Lipper International Small Cap Fund Average. The Fund's underperformance against its Lipper peer group during this reporting period can be attributed to the Fund's low exposure, relative to the Lipper universe, to the Italian stock market,

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1998, CONTINUED

which performed extremely well during the period under review, and our overweighting in the Australian stock market, which underperformed.

From their inceptions on July 28, 1997 through May 31, 1998, the Fund's Class A, C and D shares posted total returns of (1.23) percent, (1.79) percent and (1.00) percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. For the same time period, the MSCI EAFE Small Cap Index returned (10.14) percent,* the NatWest Index returned (0.22) percent and the Lipper Average returned 12.67 percent.*

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception (July 29, 1994) through the fiscal year ended May 31, 1998, versus similar investments in the issues that comprise the MSCI EAFE Small Cap Index, the NatWest Index and the Lipper Average.

PORTFOLIO STRATEGY

The Fund's investment-decision-making process involves top-down geographical allocation combined with bottom-up stock picking. Since assuming its subadvisory responsibilities, Morgan Stanley Asset Management Inc. has repositioned the portfolio to be underweighted in the Southeast Asian and Japanese markets, because of concerns regarding the macroeconomic and political outlook in these countries. This strategy has paid off: during the last three months, the Fund has clearly benefited from its underweightings in Hong Kong, Japan, Malaysia and Singapore, as these markets were down 23.0 percent, 16.8 percent, 37.2 percent and 32.3 percent, respectively. At the same time, European stock markets were overweighted in light of the improving macroeconomic outlook for continental Europe. Individual stock selection contributed positively to the Fund's performance in Hong Kong, Japan and Singapore but dampened overall performance in Australia and Germany.

LOOKING AHEAD

We are confident that the changes the Fund has made will continue to positively affect its performance going forward. In addition, we believe that the recent outperformance of the international small-cap markets relative to the larger-cap markets bodes well for the Fund over the coming fiscal year.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 1998, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter International SmallCap Fund and look forward to the opportunity to continue to serve your investment needs.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

* These numbers represent the period from July 31, 1997 through May 31, 1998.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-
CAP FUND
FUND PERFORMANCE MAY 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)

                                      Fund    NATWEST IX(5)  Lipper(6)    EAFE(4)
July-1994                          $10,000          $10,000    $10,000    $10,000
May-1995                           $ 8,540          $ 9,475    $ 9,361     $8,998
May-1996                           $10,280          $10,791    $11,202     $9,968
May-1997                            $9,302          $10,148    $12,312     $8,211
May-1998                         $9,001(3)          $10,061    $14,287     $8,129

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                   AVERAGE ANNUAL TOTAL RETURNS*
-----------------------------------------------------------------------------------------------------------------------------------
                          CLASS B**                                                             CLASS A+
--------------------------------------------------------------       --------------------------------------------------------------
1 Year                         (1.35)%(1)           (6.28)%(2)       Since Inception (7/28/97)      (1.23)(1)            (6.41)(2)
Since Inception (7/29/94)      (2.21)(1)            (2.71)(2)

                          CLASS C++                                                            CLASS D+++
--------------------------------------------------------------       --------------------------------------------------------------
Since Inception (7/28/97)      (1.79)%(1)           (2.77)%(2)       Since Inception (7/28/97)      (1.00)(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on May 31, 1998.
 (4) The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) SmallCap Index was specifically designed for use as a benchmark for non-U.S. small-cap portfolios. The Index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The NatWest Markets Euro-Pacific Small Cap Index was specifically designed for use as a benchmark for non-US small cap portfolios. The Index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (6) The Lipper International Small-Cap Fund Average tracks the performance of all funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalization less than US $1 billion at time of purchase.
* For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The
   CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
+++ Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS (94.4%)
           AUSTRALIA (5.1%)
           DIVERSIFIED MANUFACTURING
 250,530   Futuris Corporation Ltd. ...............................................................  $   233,932
                                                                                                     -----------
           ELECTRONICS
1,567,400  E.R.G. Ltd.*............................................................................    1,151,334
                                                                                                     -----------
           ENTERTAINMENT/GAMING & LODGING
 460,900   Star City Holdings Ltd. ................................................................      292,649
                                                                                                     -----------
           HOME BUILDING
1,127,214  Parbury Ltd. ...........................................................................      259,626
                                                                                                     -----------
           MEDICAL SERVICES
 579,200   Australian Hospital Care Ltd. ..........................................................      530,011
                                                                                                     -----------
           METALS & MINING
 347,400   Eltin Ltd...............................................................................      330,872
                                                                                                     -----------
           RETAIL - DEPARTMENT STORES
 668,200   David Jones Ltd.........................................................................      811,111
                                                                                                     -----------

           TOTAL AUSTRALIA.........................................................................    3,609,535
                                                                                                     -----------

           CHINA (0.1%)
           ELECTRIC
 152,000   Beijing Datang Power Generation Co., Ltd.*..............................................       53,453
                                                                                                     -----------

           DENMARK (1.4%)
           BANKING
  17,800   Sydbank A/S.............................................................................    1,007,498
                                                                                                     -----------

           FINLAND (6.2%)
           MACHINERY
  20,000   KCI Konecranes International PLC........................................................    1,028,496
   6,700   Kone Corp. (B Shares)...................................................................      975,596
  44,900   Rauma Group.............................................................................      926,899
                                                                                                     -----------
                                                                                                       2,930,991
                                                                                                     -----------
           MANUFACTURING
  43,300   Rautaruukki OY..........................................................................      360,740
                                                                                                     -----------
           PAPER
  63,000   Metsa Tissue Corp. .....................................................................      708,335
                                                                                                     -----------
           PHARMACEUTICALS
  56,100   Tamro OYJ...............................................................................      387,760
                                                                                                     -----------
           TOTAL FINLAND...........................................................................    4,387,826
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------

           FRANCE (6.8%)
           ADVERTISING
   2,209   Havas Advertising S.A. .................................................................  $   466,734
   2,209   Havas Advertising S.A. (Warrants due 05/14/01)*.........................................        1,199
                                                                                                     -----------
                                                                                                         467,933
                                                                                                     -----------
           BUILDING & CONSTRUCTION
   2,140   Colas S.A. .............................................................................      416,412
  24,076   Groupe Legris Industries S.A............................................................    1,346,738
                                                                                                     -----------
                                                                                                       1,763,150
                                                                                                     -----------
           MULTI-INDUSTRY
   2,650   Chargeurs S.A. .........................................................................      219,229
                                                                                                     -----------
           OIL RELATED
   2,594   Compagnie Generale de Geophysique S.A...................................................      434,998
                                                                                                     -----------
           TELEVISION
   6,700   Societe Television Francaise 1..........................................................      944,497
                                                                                                     -----------
           TRANSPORTATION - MISCELLANEOUS
  14,000   De Dietrich et Compagnie S.A............................................................    1,017,187
                                                                                                     -----------

           TOTAL FRANCE............................................................................    4,846,994
                                                                                                     -----------

           GERMANY (6.8%)
           BUILDING MATERIALS
   1,800   Dyckerhoff AG (Pref.)...................................................................      746,010
   2,290   Plettac AG..............................................................................      337,312
   1,500   Sto AG (Pref.)..........................................................................      579,670
                                                                                                     -----------
                                                                                                       1,662,992
                                                                                                     -----------
           ENGINEERING
   3,160   Philipp Holzmann AG.....................................................................      872,517
                                                                                                     -----------
           MACHINERY
   1,700   KSB AG*.................................................................................      502,716
                                                                                                     -----------
           RETAIL
   7,800   Hornbach Holding AG (Pref.).............................................................      777,597
                                                                                                     -----------
           RETAIL - SPECIALTY
  24,600   Moebel Walther AG (Pref.)...............................................................    1,047,102
                                                                                                     -----------

           TOTAL GERMANY...........................................................................    4,862,924
                                                                                                     -----------

           HONG KONG (1.9%)
           DISTRIBUTION
 478,000   Goldlion Holdings Ltd...................................................................      104,868
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT
 108,000   VTech Holdings Ltd.*....................................................................  $   350,532
                                                                                                     -----------
           ELECTRONIC COMPONENTS
 140,000   Varitronix International Ltd. ..........................................................      293,594
                                                                                                     -----------
           FOOD WHOLESALERS
 240,000   NG Fung Hong Ltd........................................................................      204,419
                                                                                                     -----------
           MEDICAL EQUIPMENT
2,706,000  Quality Healthcare Asia Ltd.*...........................................................      240,958
                                                                                                     -----------
           RETAIL - FOOD CHAINS
 200,000   Cafe De Coral Holdings Ltd.*............................................................       61,945
                                                                                                     -----------
           RETAIL - SPECIALTY APPAREL
 354,000   Esprit Holdings Ltd.....................................................................      138,195
                                                                                                     -----------

           TOTAL HONG KONG.........................................................................    1,394,511
                                                                                                     -----------
           IRELAND (2.0%)
           BANKING
 525,300   Anglo Irish Bank Corp. PLC..............................................................    1,439,364
                                                                                                     -----------

           ITALY (1.9%)
           AUTO TRUCKS & PARTS
 210,214   Magneti Marelli SPA.....................................................................      534,560
 115,400   Sogefi SPA..............................................................................      426,246
                                                                                                     -----------
                                                                                                         960,806
                                                                                                     -----------
           MULTI-LINE INSURANCE
  19,000   Toro Assicurazioni SPA*.................................................................      367,631
                                                                                                     -----------

           TOTAL ITALY.............................................................................    1,328,437
                                                                                                     -----------
           JAPAN (19.0%)
           APPAREL
   5,300   Nagaileben Co., Ltd.*...................................................................       95,427
                                                                                                     -----------
           AUTO TRUCKS & PARTS
  32,000   NGK Spark Plug Co., Ltd.................................................................      253,742
                                                                                                     -----------
           BEVERAGES
  13,000   Itoen, Ltd. ............................................................................      400,720
                                                                                                     -----------
           BUSINESS SERVICES
   9,000   Nichii Gakkan Co........................................................................      298,164
                                                                                                     -----------
           CHEMICALS - DIVERSIFIED
   7,000   C. Uyemura & Co., Ltd...................................................................      201,152
  30,000   Nippon Soda Co., Ltd. ..................................................................      178,682
                                                                                                     -----------
                                                                                                         379,834
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           CHEMICALS - SPECIALTY
   6,000   T&K TOKA Co., Ltd. .....................................................................  $   116,673
                                                                                                     -----------
           COMMERCIAL SERVICES
   2,500   Bellsystem 24, Inc......................................................................      331,293
                                                                                                     -----------
           COMMUNICATIONS EQUIPMENT
  17,000   Sony Chemicals Corp. ...................................................................      342,816
                                                                                                     -----------
           COMPUTER SOFTWARE
   9,200   Fuji Soft ABC Inc. .....................................................................      321,354
                                                                                                     -----------
           COMPUTERS
  10,300   Meitec Corp.............................................................................      350,875
                                                                                                     -----------
           ELECTRIC
  28,000   Ushio Inc. .............................................................................      233,922
                                                                                                     -----------
           ELECTRONIC COMPONENTS
  17,000   Hosiden Corp.*..........................................................................      206,302
   8,800   Kyoden Co., Ltd.........................................................................      205,344
  13,000   Tokyo Seimitsu Co., Ltd.................................................................      332,373
                                                                                                     -----------
                                                                                                         744,019
                                                                                                     -----------
           ELECTRONICS
  17,000   Aiwa Co., Ltd...........................................................................      511,775
   9,000   Nidec Corp..............................................................................      508,823
  12,800   Nitto Kohki Co., Ltd....................................................................      140,583
                                                                                                     -----------
                                                                                                       1,161,181
                                                                                                     -----------
           FINANCE
  13,600   Aeon Credit Service Co., Ltd............................................................      570,054
                                                                                                     -----------
           FOOD SERVICES
  12,000   Ariake Japan Co., Ltd. .................................................................      267,915
                                                                                                     -----------
           FOOD WHOLESALERS
  13,900   Doutor Coffee Co., Ltd..................................................................      385,416
  23,000   Rock Field Co., Ltd.....................................................................      311,415
                                                                                                     -----------
                                                                                                         696,831
                                                                                                     -----------
           HAND TOOLS
  14,000   Disco Corp..............................................................................      369,031
                                                                                                     -----------
           HEALTH & PERSONAL CARE
  12,300   Aderans Co., Ltd........................................................................      299,417
                                                                                                     -----------
           HOME BUILDING
     500   Higashi Nihon House Co. ................................................................        2,229
                                                                                                     -----------
           LEISURE TIME
   5,000   H.I.S. Co., Ltd. .......................................................................       79,222
                                                                                                     -----------
           MACHINERY
  14,300   Misumi Corp. ...........................................................................      263,651
  17,500   Sato Corp. .............................................................................      286,730
  11,200   Union Tool Co. .........................................................................      395,247
                                                                                                     -----------
                                                                                                         945,628
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           MACHINERY & MACHINE TOOLS
  15,000   Fuji Machine Manufacturing Co., Ltd.....................................................  $   394,310
                                                                                                     -----------
           MANUFACTURING
  15,000   Japan Cash Machine Co., Ltd.............................................................      210,659
                                                                                                     -----------
           MEDICAL EQUIPMENT
  15,000   Kawasumi Laboratories, Inc..............................................................      219,301
                                                                                                     -----------
           METALS - MISCELLANEOUS
  21,000   Sumitomo Special Metals Co..............................................................      453,727
                                                                                                     -----------
           MISCELLANEOUS MATERIALS & COMMODITIES
   7,360   Fujimi Inc..............................................................................      280,936
                                                                                                     -----------
           REAL ESTATE
     700   Chubu Sekiwa Real Estate, Ltd...........................................................        3,504
                                                                                                     -----------
           RESTAURANTS
  11,000   Denny's Japan Co., Ltd..................................................................      276,485
  19,000   Saint Marc Co., Ltd.....................................................................      617,141
  19,000   Watami Food Service Co., Ltd............................................................      355,780
                                                                                                     -----------
                                                                                                       1,249,406
                                                                                                     -----------
           RETAIL
   8,100   Ministop Co., Ltd.......................................................................      157,216
   5,000   Otsuka Kagu Ltd.........................................................................      241,628
                                                                                                     -----------
                                                                                                         398,844
                                                                                                     -----------
           RETAIL - GENERAL MERCHANDISE
  16,420   Circle K Japan Co., Ltd.................................................................      601,929
  10,200   Ryohin Keikaku Co., Ltd. ...............................................................      910,911
                                                                                                     -----------
                                                                                                       1,512,840
                                                                                                     -----------
           RETAIL STORES
  11,600   Matsumotokiyoshi Co.....................................................................      398,502
                                                                                                     -----------
           TEXTILES - APPAREL
   6,100   Shimamura Co., Ltd. ....................................................................      156,838
                                                                                                     -----------
           TOTAL JAPAN.............................................................................   13,539,214
                                                                                                     -----------
           MALAYSIA (2.1%)
           ADVERTISING
 123,000   Seni Jaya Corp. Berhad*.................................................................       45,799
                                                                                                     -----------
           AGRICULTURE
 231,000   Austral Enterprises Berhad..............................................................      240,594
                                                                                                     -----------
           AUTOMOTIVE
  25,000   AIC Corp. Berhad........................................................................       55,657
   6,250   AIC Corp. Berhad (Rights)*..............................................................        5,777
   9,375   AIC Corp. Berhad (Warrants due 06/16/98)*...............................................       16,721

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
  36,000   Oriental Holdings Berhad................................................................  $    62,336
 332,000   Tan Chong Motor Holdings Berhad.........................................................       85,583
                                                                                                     -----------
                                                                                                         226,074
                                                                                                     -----------
           BREWERY
 221,000   Hap Seng Consolidated Berhad............................................................      258,951
                                                                                                     -----------
           CONSUMER PRODUCTS
  72,000   Amway (Malaysia) Holdings Berhad........................................................      148,106
                                                                                                     -----------
           ELECTRIC
 151,000   Powertek Berhad.........................................................................      180,075
                                                                                                     -----------
           FOOD WHOLESALERS
 106,000   Yeo Hiap Seng (Malaysia) Berhad.........................................................       60,169
                                                                                                     -----------
           FOODS & BEVERAGES
   9,800   Carlsberg Brewery (Malaysia) Berhad.....................................................       31,897
                                                                                                     -----------
           LEISURE
 115,000   Tanjong PLC.............................................................................      190,144
                                                                                                     -----------
           MISCELLANEOUS
 996,000   Tan Chong International Ltd. ...........................................................       92,779
                                                                                                     -----------

           TOTAL MALAYSIA..........................................................................    1,474,588
                                                                                                     -----------

           NETHERLANDS (7.4%)
           BUILDING & CONSTRUCTION
  16,900   Hollandsche Beton Groep NV..............................................................      357,716
                                                                                                     -----------
           DIVERSIFIED MANUFACTURING
  16,700   GTI Holding NV..........................................................................      659,669
                                                                                                     -----------
           ENGINEERING
  10,400   Internatio-Muller NV....................................................................      374,640
                                                                                                     -----------
           FOODS
  17,500   Nutreco Holding NV......................................................................      617,361
                                                                                                     -----------
           HOUSEHOLD FURNISHINGS & APPLIANCES
  10,500   Koninklijke Ahrend Groep NV.............................................................      337,027
                                                                                                     -----------
           OFFICE EQUIPMENT
   8,125   Samas Groep NV..........................................................................      603,541
                                                                                                     -----------
           PHARMACEUTICALS
  23,050   Apothekers Cooperatie OPG NV............................................................      790,247
                                                                                                     -----------
           PUBLISHING
  18,200   Holdingmaatschappij De Telegraaf NV.....................................................      425,022
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           SOAP & HOUSEHOLD PRODUCTS
  19,200   Benckiser NV (B Shares).................................................................  $ 1,089,456
                                                                                                     -----------
           TOTAL NETHERLANDS.......................................................................    5,254,679
                                                                                                     -----------

           NEW ZEALAND (0.4%)
           APPLIANCES & HOUSEHOLD DURABLES
 113,200   Fisher & Paykel Industries Ltd..........................................................      323,401
                                                                                                     -----------
           NORWAY (1.6%)
           BANKING
  10,300   Sparebanken NOR.........................................................................      307,267
                                                                                                     -----------
           MACHINERY
  33,100   Kverneland ASA..........................................................................      860,162
                                                                                                     -----------
           TOTAL NORWAY............................................................................    1,167,429
                                                                                                     -----------
           PORTUGAL (0.5%)
           BUILDING MATERIALS
   9,900   Cimpor-Cimentos de Portugal, SGPS, SA...................................................      378,832
                                                                                                     -----------

           SINGAPORE (1.3%)
           COMMERCIAL SERVICES
 233,000   Informatics Holdings Ltd.*..............................................................       64,065
                                                                                                     -----------
           ELECTRICAL EQUIPMENT
  73,000   GP Batteries International Ltd.*........................................................      161,446
                                                                                                     -----------
           ELECTRONIC COMPONENTS
 192,000   JIT Holdings Ltd.*......................................................................      119,354
                                                                                                     -----------
           ELECTRONICS & ELECTRICAL
  34,000   Venture Manufacturing (Singapore) Ltd...................................................       92,672
                                                                                                     -----------
           METALS
 270,000   Natsteel Broadway Ltd...................................................................      270,000
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT
  32,500   Datacraft Asia Ltd......................................................................       94,250
                                                                                                     -----------
           TOBACCO
  25,000   Rothmans Industries Ltd. ...............................................................      116,557
                                                                                                     -----------
           TOTAL SINGAPORE.........................................................................      918,344
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------

           SPAIN (2.2%)
           COMMERCIAL SERVICES
  25,900   Prosegur, CIA de Seguridad S.A..........................................................  $   327,081
                                                                                                     -----------
           INVESTMENT COMPANIES
  31,300   Corp. Financiera Reunida, S.A.*.........................................................      452,038
                                                                                                     -----------
           PAPER PRODUCTS
  15,500   Miquel y Costas & Miquel, S.A...........................................................      793,194
                                                                                                     -----------

           TOTAL SPAIN.............................................................................    1,572,313
                                                                                                     -----------

           SWEDEN (3.1%)
           AUTO PARTS - ORIGINAL EQUIPMENT
  20,500   Haldex AB*..............................................................................      351,228
                                                                                                     -----------
           CONTAINERS - PAPER
  23,600   PLM AB..................................................................................      390,813
                                                                                                     -----------
           MEDICAL PRODUCTS & SUPPLIES
  30,400   Nobel Biocare AB........................................................................      456,951
                                                                                                     -----------
           OFFICE EQUIPMENT & SUPPLIES
  15,700   Esselte AB (A Shares)...................................................................      349,987
                                                                                                     -----------
           PUBLISHING - NEWSPAPER
  21,000   Marieberg Tidnings AB (A Shares)........................................................      635,326
                                                                                                     -----------

           TOTAL SWEDEN............................................................................    2,184,305
                                                                                                     -----------

           SWITZERLAND (5.9%)
           BUILDING & CONSTRUCTION
     670   Forbo Holdings AG (Registered Shares)...................................................      381,760
                                                                                                     -----------
           MACHINERY
     170   Bobst AG (Bearer Shares)................................................................      320,971
     510   Bucher Holding AG (Bearer Shares).......................................................      717,026
     980   SIG Schweizerische Industrie-Gesellschaft Holding AG (Registered Shares)................      928,456
     900   Zehnder Holdings AG.....................................................................      561,969
                                                                                                     -----------
                                                                                                       2,528,422
                                                                                                     -----------
           MANUFACTURING
     950   Georg Fischer AG (Registered Shares)....................................................      416,386
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - FOOD CHAINS
   3,200   Valora Holding AG.......................................................................  $   868,510
                                                                                                     -----------

           TOTAL SWITZERLAND.......................................................................    4,195,078
                                                                                                     -----------
           UNITED KINGDOM (18.7%)
           ADVERTISING
 395,500   Aegis Group PLC*........................................................................      635,385
                                                                                                     -----------
           BROADCASTING
  67,900   Capital Radio PLC.......................................................................      748,636
                                                                                                     -----------
           BUILDING MATERIALS
 306,900   SIG PLC.................................................................................    1,356,501
                                                                                                     -----------
           COMMERCIAL SERVICES
  88,000   Corporate Services Group PLC............................................................      330,114
                                                                                                     -----------
           CONGLOMERATES
  62,450   Charter PLC.............................................................................      779,198
                                                                                                     -----------
           COSMETICS
 139,500   Scholl PLC..............................................................................    1,148,999
                                                                                                     -----------
           FOOD PROCESSING
 158,100   Devro PLC...............................................................................    1,258,362
                                                                                                     -----------
           FOODS
 471,800   Bernard Matthews PLC....................................................................      854,151
                                                                                                     -----------
           MACHINERY & MACHINE TOOLS
 174,500   The Six Hundred Group PLC...............................................................      418,376
                                                                                                     -----------
           MANUFACTURING
 260,800   Bunzl PLC...............................................................................    1,403,704
 125,100   Quadramatic PLC.........................................................................      473,368
                                                                                                     -----------
                                                                                                       1,877,072
                                                                                                     -----------
           MEDICAL PRODUCTS & SUPPLIES
 188,800   Alliance Unichem PLC....................................................................    1,564,299
                                                                                                     -----------
           METALS & MINING
 178,200   English China Clays PLC.................................................................      744,049
                                                                                                     -----------
           NURSING & HEALTH RELATED FACILITIES REVENUE
 107,700   Westminster Health Care Holdings PLC....................................................      535,759
                                                                                                     -----------
           RETAIL - GENERAL MERCHANDISE
  41,800   Le Riche Group Ltd......................................................................      371,558
                                                                                                     -----------
           WHOLESALE DISTRIBUTOR
 334,400   Christian Salvesen PLC..................................................................      676,304
                                                                                                     -----------

           TOTAL UNITED KINGDOM....................................................................   13,298,763
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

           TOTAL COMMON AND PREFERRED STOCKS,
           RIGHTS AND WARRANTS
           (IDENTIFIED COST $59,598,500)...........................................................  $67,237,488
                                                                                                     -----------

           SHORT-TERM INVESTMENT (a) (5.6%)
           U.S. GOVERNMENT AGENCY
$  4,000   Federal Home Loan Mortgage Corp. 5.55% due 06/01/98 (AMORTIZED COST $4,000,000).........    4,000,000
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $63,598,500) (B)..........................................................  100.0 %   71,237,488

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (0.0)       (31,966)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 71,205,522
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,710,152 and the aggregate gross unrealized depreciation is $3,071,164, resulting in net unrealized appreciation of $7,638,988.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 1998:

CONTRACTS TO       IN       DELIVERY    UNREALIZED
  DELIVER     EXCHANGE FOR    DATE     APPRECIATION
----------------------------------------------------
                       ITL
$   130,622    230,050,800  06/02/98      $ 105

CURRENCY ABBREVIATION:
----------------------------------------------------
ITL  Italian Lira.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS MAY 31, 1998

                                                                                  PERCENT OF
INDUSTRY                                                           VALUE          NET ASSETS
-----------------------------------------------------------------------------------------------
Advertising.................................................  $     1,149,117                1.6%
Agriculture.................................................          240,594                0.3
Apparel.....................................................           95,427                0.1
Appliances & Household Durables.............................          323,401                0.5
Auto Parts - Original Equipment.............................          351,228                0.5
Auto Trucks & Parts.........................................        1,214,548                1.7
Automotive..................................................          226,074                0.3
Banking.....................................................        2,754,129                3.9
Beverages...................................................          400,720                0.6
Brewery.....................................................          258,951                0.4
Broadcasting................................................          748,636                1.1
Building & Construction.....................................        2,502,626                3.5
Building Materials..........................................        3,398,325                4.8
Business Services...........................................          298,164                0.4
Chemicals - Diversified.....................................          379,834                0.5
Chemicals - Specialty.......................................          116,673                0.2
Commercial Services.........................................        1,052,553                1.5
Communications Equipment....................................          342,816                0.5
Computer Software...........................................          321,354                0.5
Computers...................................................          350,875                0.5
Conglomerates...............................................          779,198                1.1
Consumer Products...........................................          148,106                0.2
Containers - Paper..........................................          390,813                0.6
Cosmetics...................................................        1,148,999                1.6
Distribution................................................          104,868                0.1
Diversified Manufacturing...................................          893,601                1.3
Electric....................................................          467,450                0.7
Electrical Equipment........................................          511,978                0.7
Electronic Components.......................................        1,156,967                1.6
Electronics.................................................        2,312,515                3.2
Electronics & Electrical....................................           92,672                0.1
Engineering.................................................        1,247,157                1.8
Entertainment/Gaming & Lodging..............................          292,649                0.4
Finance.....................................................          570,054                0.8
Food Processing.............................................        1,258,362                1.8
Food Services...............................................          267,915                0.4
Food Wholesalers............................................          961,419                1.4
Foods.......................................................        1,471,512                2.1
Foods & Beverages...........................................           31,897                0.0
Hand Tools..................................................          369,031                0.5
Health & Personal Care......................................          299,417                0.4
Home Building...............................................          261,855                0.4
Household Furnishings & Appliances..........................          337,027                0.5
Investment Companies........................................          452,038                0.6
Leisure.....................................................          190,144                0.3
Leisure Time................................................           79,222                0.1
Machinery...................................................        7,767,919               10.9
Machinery & Machine Tools...................................          812,686                1.1

                                                                                  PERCENT OF
INDUSTRY                                                           VALUE          NET ASSETS
-----------------------------------------------------------------------------------------------
Manufacturing...............................................  $     2,864,857                4.0%
Medical Equipment...........................................          460,259                0.6
Medical Products & Supplies.................................        2,021,250                2.8
Medical Services............................................          530,011                0.7
Metals......................................................          270,000                0.4
Metals & Mining.............................................        1,074,921                1.5
Metals - Miscellaneous......................................          453,727                0.6
Miscellaneous...............................................           92,779                0.1
Miscellaneous Materials & Commodities.......................          280,936                0.4
Multi-Industry..............................................          219,229                0.3
Multi-Line Insurance........................................          367,631                0.5
Nursing & Health Related Facilities Revenue.................          535,759                0.8
Office Equipment............................................          603,541                0.8
Office Equipment & Supplies.................................          349,987                0.5
Oil Related.................................................          434,998                0.6
Paper.......................................................          708,335                1.0
Paper Products..............................................          793,194                1.1
Pharmaceuticals.............................................        1,178,007                1.7
Publishing..................................................          425,022                0.6
Publishing - Newspaper......................................          635,326                0.9
Real Estate.................................................            3,504                0.0
Restaurants.................................................        1,249,406                1.8
Retail......................................................        1,176,441                1.7
Retail - Department Stores..................................          811,111                1.1
Retail - Food Chains........................................          930,455                1.3
Retail - General Merchandise................................        1,884,398                2.6
Retail - Specialty..........................................        1,047,102                1.5
Retail - Specialty Apparel..................................          138,195                0.2
Retail Stores...............................................          398,502                0.6
Soap & Household Products...................................        1,089,456                1.5
Telecommunication Equipment.................................           94,250                0.1
Television..................................................          944,497                1.3
Textiles - Apparel..........................................          156,838                0.2
Tobacco.....................................................          116,557                0.2
Transportation - Miscellaneous..............................        1,017,187                1.4
U.S. Government Agency......................................        4,000,000                5.6
Wholesale Distributor.......................................          676,304                0.9
                                                              ---------------            -----
                                                              $    71,237,488              100.0%
                                                              ---------------            -----
                                                              ---------------            -----

                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                 VALUE          NET ASSETS
-----------------------------------------------------------------------------------------------
Common Stocks...............................................  $    64,063,412               90.0%
Preferred Stocks............................................        3,150,379                4.4
Rights & Warrants...........................................           23,697                0.0
Short-Term Investment.......................................        4,000,000                5.6
                                                              ---------------            -----
                                                              $    71,237,488              100.0%
                                                              ---------------            -----
                                                              ---------------            -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $63,598,500)...............................................................  $ 71,237,488
Cash (including $72,025 in foreign currency)..................................................       212,384
Receivable for:
    Dividends.................................................................................       120,680
    Foreign withholding taxes reclaimed.......................................................        59,092
    Shares of beneficial interest sold........................................................        30,300
Deferred organizational expenses..............................................................        38,968
Prepaid expenses and other assets.............................................................        50,640
                                                                                                ------------
     TOTAL ASSETS.............................................................................    71,749,552
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       187,540
    Investments purchased.....................................................................       157,686
    Investment management fee.................................................................        70,171
    Plan of distribution fee..................................................................        60,142
Accrued expenses and other payables...........................................................        68,491
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       544,030
                                                                                                ------------
     NET ASSETS...............................................................................  $ 71,205,522
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $ 85,762,066
Net unrealized appreciation...................................................................     7,633,440
Accumulated net realized loss.................................................................   (22,189,984)
                                                                                                ------------
     NET ASSETS...............................................................................  $ 71,205,522
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $318,083
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        35,927
     NET ASSET VALUE PER SHARE................................................................         $8.85
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................         $9.34
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................   $69,959,982
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     7,954,043
     NET ASSET VALUE PER SHARE................................................................         $8.80
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................       $77,474
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         8,808
     NET ASSET VALUE PER SHARE................................................................         $8.80
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $849,983
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        95,823
     NET ASSET VALUE PER SHARE................................................................         $8.87
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $169,989 foreign withholding tax)............................................  $ 1,349,972
Interest.......................................................................................      133,135
                                                                                                 -----------

     TOTAL INCOME..............................................................................    1,483,107
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      985,364
Plan of distribution fee (Class A shares)......................................................          180
Plan of distribution fee (Class B shares)......................................................      812,930
Plan of distribution fee (Class C shares)......................................................          533
Transfer agent fees and expenses...............................................................      235,507
Custodian fees.................................................................................      146,679
Professional fees..............................................................................       92,644
Registration fees..............................................................................       87,509
Shareholder reports and notices................................................................       68,421
Organizational expenses........................................................................       35,474
Trustees' fees and expenses....................................................................       13,795
Other..........................................................................................       14,903
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    2,493,939
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (1,010,832)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................    5,159,972
    Foreign exchange transactions..............................................................     (171,606)
                                                                                                 -----------

     NET GAIN..................................................................................    4,988,366
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   (6,924,079)
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................       (3,606)
                                                                                                 -----------

     NET DEPRECIATION..........................................................................   (6,927,685)
                                                                                                 -----------

     NET LOSS..................................................................................   (1,939,319)
                                                                                                 -----------

NET DECREASE...................................................................................  $(2,950,151)
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR
                                                                                     ENDED      FOR THE YEAR
                                                                                    MAY 31,        ENDED
                                                                                     1998*      MAY 31, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.............................................................  $ (1,010,832) $ (1,703,229)
Net realized gain (loss)........................................................     4,988,366   (14,228,804)
Net change in unrealized appreciation...........................................    (6,927,685)      756,452
                                                                                  ------------  ------------

     NET DECREASE...............................................................    (2,950,151)  (15,175,581)

Dividends to shareholders from net investment income - Class B shares...........       --         (5,142,946)
Net decrease from transactions in shares of beneficial interest.................   (31,152,512)  (20,347,659)
Capital contribution............................................................       --            720,000
                                                                                  ------------  ------------

     NET DECREASE...............................................................   (34,102,663)  (39,946,186)

NET ASSETS:
Beginning of period.............................................................   105,308,185   145,254,371
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $0 AND
    $1,880,282, RESPECTIVELY)...................................................  $ 71,205,522  $105,308,185
                                                                                  ------------  ------------
                                                                                  ------------  ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

Effective June 22, 1998, the following entities have changed their name:

Old Name                                    New Name
------------------------------------------  --------------------------------------------------------
Dean Witter International SmallCap Fund     Morgan Stanley Dean Witter International SmallCap Fund
Dean Witter InterCapital Inc.               Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.               Morgan Stanley Dean Witter Distributors Inc.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Asset Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, in effect through November 30, 1997, the Fund paid the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.25% to the net assets of the Fund determined as of the close of each business day. Effective December 1, 1997, the Agreement was amended to reduce the annual rate from 1.25% to 1.15% of the Fund's daily net assets

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement in effect through November 30, 1997, between Morgan Grenfell Investment Services Limited (the "Former Sub-Advisor") and the Investment Manager, the Former Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Former-Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

Effective December 1, 1997 under a new Sub-Advisory Agreement, the Sub-Advisor took on all the responsibilities of the Former Sub-Advisor. As compensation for its services provided pursuant to the new Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,243,906 at May 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended May 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended May 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $365,257 and $96, respectively and received $3,572 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1998 aggregated $137,645,188 and $168,692,652, respectively.

For the year ended May 31, 1998, the Fund incurred brokerage commissions of $15,696 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $12,000.

During the year ended May 31, 1997, foreign regulatory authorities initiated an investigation involving an individual associated with an affiliate of the Fund's Former Sub-Advisor. Although this investigation did not at any time involve the Fund or the Investment Manager, the Former Sub-

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

Advisor's affiliate purchased from the Fund two securities whose separate holdings by the affiliate had become part of the investigation and, on May 27, 1997, voluntarily committed to contribute $720,000 to the Fund, which was paid in full on June 2, 1997. The two securities represented only a very small percentage of the Fund's portfolio (approximately one-half of one percent) and were purchased by the Former Sub-Advisor's affiliate at cost plus interest.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                           MAY 31, 1998                  MAY 31, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       37,467   $      315,275       --             --
Redeemed.........................................................       (1,540)         (12,809)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................       35,927          302,466       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    1,496,043       12,527,299     2,242,741   $ 21,576,152
Reinvestment of dividends........................................      --              --             534,196      4,743,655
Redeemed.........................................................   (5,352,008)     (44,859,325)   (5,096,720)   (46,667,466)
                                                                   -----------   --------------   -----------   ------------
Net decrease -- Class B..........................................   (3,855,965)     (32,332,026)   (2,319,783)   (20,347,659)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................       12,297          106,649       --             --
Redeemed.........................................................       (3,489)         (27,753)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................        8,808           78,896       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................       95,823          798,152       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (3,715,407)  $  (31,152,512)   (2,319,783)  $(20,347,659)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through May 31, 1998.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED

6. FEDERAL INCOME TAX STATUS

At May 31, 1998, the Fund had a net capital loss carryover of approximately $21,944,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

      AMOUNTS IN THOUSANDS
---------------------------------
  2004       2005        2006
---------  ---------  -----------
$   7,034  $   1,455  $    13,455
---------  ---------  -----------
---------  ---------  -----------

As of May 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency gains and tax adjustments on passive foreign investment companies sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $154,574, accumulated net realized loss was charged $2,736,540 and net investment loss was credited $2,891,114.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1998, there was an outstanding forward contract.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE PERIOD
                                FOR THE YEAR ENDED MAY 31,            JULY 29, 1994*
                          ---------------------------------------         THROUGH
                           1998**++        1997           1996         MAY 31, 1995
-------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of period..... $     8.92     $   10.28      $    8.54     $      10.00
                          ----------     ---------      ---------           ------

Net investment loss......      (0.11)        (0.16)         (0.08)           (0.08)

Net realized and
 unrealized gain
 (loss)..................      (0.01)        (0.88)          1.82            (1.38)
                          ----------     ---------      ---------           ------

Total from investment
 operations..............      (0.12)        (1.04)          1.74            (1.46)
                          ----------     ---------      ---------           ------

Dividends from net
 investment income.......     --             (0.38)        --              --
                          ----------     ---------      ---------           ------

Capital contribution.....     --              0.06         --              --
                          ----------     ---------      ---------           ------

Net asset value, end of
 period.................. $     8.80     $    8.92      $   10.28     $       8.54
                          ----------     ---------      ---------           ------
                          ----------     ---------      ---------           ------

TOTAL INVESTMENT
RETURN+..................      (1.35)%       (9.52)%(3)     20.37%          (14.60)%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................       3.06%         2.89%          2.85%            2.90%(2)

Net investment loss......      (1.24)%       (1.34)%        (1.09)%          (1.12)%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands....    $69,960      $105,308       $145,254          $93,729

Portfolio turnover
 rate....................        178%           46%            44%              41%(1)

Average commission rate
 paid....................    $0.0047       $0.0030        $0.0069          --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Includes voluntary capital contribution from the Former Sub-Advisor, the effect of which was to increase total return by 0.59%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         MAY 31, 1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  8.96
Net realized and unrealized loss......................................        (0.11)
                                                                             ------
Net asset value, end of period........................................      $  8.85
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (1.23)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.52%(2)
Net investment income.................................................         0.03%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $318
Portfolio turnover rate...............................................          178%
Average commission rate paid..........................................      $0.0047

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  8.96
                                                                             ------
Net investment loss...................................................        (0.09)
Net realized and unrealized loss......................................        (0.07)
                                                                             ------
Total from investment operations......................................        (0.16)
                                                                             ------
Net asset value, end of period........................................      $  8.80
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (1.79)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         3.16%(2)
Net investment loss...................................................        (1.37)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $77
Portfolio turnover rate...............................................          178%
Average commission rate paid..........................................      $0.0047

---------------------

 *   The date shares were issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         MAY 31, 1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  8.96

Net realized and unrealized loss......................................        (0.09)
                                                                              -----

Net asset value, end of period........................................      $  8.87
                                                                              -----
                                                                              -----

TOTAL INVESTMENT RETURN+..............................................        (1.00)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.31%(2)

Net investment loss...................................................        (0.02)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $   850

Portfolio turnover rate...............................................          178%

Average commission rate paid..........................................      $0.0047

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International SmallCap Fund (the "Fund"), formerly Dean Witter International SmallCap Fund, at May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JULY 10, 1998

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire                                       Morgan Stanley
Wayne E. Hedien                                     Dean Witter
Dr. Manuel H. Johnson                               International
Michael E. Nugent                                   SmallCap Fund
Philip J. Purcell
John L. Schroeder
                                                     [PHOTO]
OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Asset Management Inc.

                                                       ANNUAL REPORT
                                                       MAY 31, 1998

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.